As filed with the Securities and Exchange Commission on July 8, 2005

                                                      1933 Act File No. 33-75116
                                                      1940 Act File No. 811-8352


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ X ]
         Pre-Effective Amendment No.                               [   ]
                                            ---------
         Post-Effective Amendment No.          25                  [ X ]
                                            ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ X ]
         Amendment No.                         25
                                            ---------
                        (Check appropriate box or boxes.)


                                   LKCM FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       c/o Luther King Capital Management
                         301 Commerce Street, Suite 1600
                             Fort Worth, Texas 76102
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 332-3235


                       c/o U.S. Bancorp Fund Services, LLC
                   615 E. Michigan Street, Milwaukee, WI 53202
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

         Approximate Date of Proposed Public Offering
                                                      ------------------


It is proposed that this filing will become effective (check appropriate box)
     [   ]  immediately upon filing pursuant to paragraph (b)
     [ x ]  on July 11, 2005 pursuant to paragraph (b)
     [   ]  60 days after filing pursuant to paragraph (a)(1)
     [   ]  on (date) pursuant to paragraph (a)(1)
     [   ]  75 days after filing pursuant to paragraph (a)(2)
     [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

                                   LKCM FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

     Cover Sheet

     Contents of Registration Statement

     Prospectus for the LKCM Aquinas Small Cap Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Value Fund and LKCM Aquinas Fixed Income Fund

     Statement of Additional Information for the LKCM Aquinas Small Cap Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Value Fund and LKCM Aquinas Fixed Income Fund

     Part C

     Signature Pages















This post-effective amendment to the Registration Statement relates solely to the four new series listed above of the Registrant.

                              P R O S P E C T U S


                                 July 11, 2005


                                   LKCM FUNDS

                        301 COMMERCE STREET, SUITE 1600
                            FORT WORTH, TEXAS 76102
                                 1-800-423-6369





THE LKCM AQUINAS SMALL CAP FUND-seeks to maximize long-term capital appreciation

THE LKCM AQUINAS VALUE FUND - seeks to maximize long-term capital appreciation

THE LKCM AQUINAS GROWTH FUND - seeks to  maximize long-term capital appreciation

THE LKCM AQUINAS FIXED INCOME FUND - seeks current income













     This Prospectus contains information you should consider before you invest in the LKCM Funds. Please read it carefully and keep it for future reference.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THE SECURITIES OFFERED BY THIS PROSPECTUS, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


OVERVIEW.......................................................................i

RISK/RETURN SUMMARY............................................................4

FEES AND EXPENSES OF THE FUNDS.................................................7

INVESTMENT OBJECTIVES..........................................................8

HOW THE FUNDS INVEST - PRINCIPAL INVESTMENT STRATEGIES.........................8

FUND MANAGEMENT...............................................................11

DISTRIBUTION OF FUND SHARES...................................................12

PURCHASE OF SHARES............................................................12

REDEMPTION OF SHARES..........................................................15

VALUATION OF SHARES...........................................................16

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................17


                                    OVERVIEW

     Each Fund has its own investment objective. The Funds are managed by Luther King Capital Management Corporation (the "Adviser"). In deciding whether to invest in the Small Cap, Value, Growth and Fixed Income Funds (each a "Fund" and collectively, the "Funds"), you should rely on information in this Prospectus or the Statement of Additional Information relating to these Funds (the "SAI"). The Funds have not authorized others to provide additional information. The Funds do not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                              RISK/RETURN SUMMARY

OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUNDS


     Generally, the Adviser selects securities for the Funds by identifying high quality companies based on various financial and fundamental criteria and determining which companies are undervalued in the marketplace. Each Fund practices socially responsible investing by which the Adviser monitors issuers for their policies on various issues.


     THE SMALL CAP FUND'S objective is to maximize long-term capital appreciation. The Fund attempts to achieve this goal by primarily choosing investments that the Adviser believes are likely to have above average growth in revenue and/or earnings and potential for above-average capital appreciation. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. Smaller companies are those with market values at the time of investment of less than $2 billion. These equity securities include common stocks, preferred stocks, securities convertible into common stock, rights and warrants. The Fund also may invest in companies with undervalued assets such as natural resource reserves, real estate or intellectual property rights. The Adviser's primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as consistently high profitability, strong balance sheets and prominent market share positions.

     THE VALUE FUND'S objective is to maximize long-term capital appreciation. The Fund attempts to achieve this goal by primarily choosing investments that the Adviser believes to be undervalued relative to a company's earnings growth rate. The Fund invests in equity securities, which include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser's primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market. The Fund also may invest in companies with undervalued assets such as natural resource reserves, real estate or intellectual property rights. The Fund may invest in companies with any size market capitalization.


     THE GROWTH FUND'S objective is to maximize long-term capital appreciation. The Fund attempts to achieve this goal by primarily choosing investments that the Adviser believes generally have above average growth in revenue and/or earnings, above average returns on shareholders' equity, underleveraged balance sheets and potential for above average capital appreciation. The Fund invests in equity securities, which include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser's primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as consistently high profitability, strong balance sheets and prominent market share positions. The Fund may invest in companies of any size market capitalization.

     THE FIXED INCOME FUND'S objective is current income. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade corporate and government fixed income securities. The Fund typically invests in bonds with short and intermediate maturities from one to ten years, and cash equivalent securities. The Adviser's primary strategy in managing the Fund is to select debt securities based on factors such as price, yield and credit quality.

     The   Small  Cap  Fund  and  Fixed   Income   Fund  each  have   adopted  a
non-fundamental policy to notify its shareholders at least 60 days before they changes their 80% investment policy as described above.


     The Funds cannot guarantee that they will achieve their goals. For more information, see "How the Funds Invest."

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     The principal risks of investing in the Small Cap, Value, Growth and Fixed Income Funds are discussed below. You should be aware that you may lose money by investing in the Funds.

     o   General Market Risk:             Factors that affect the stock and bond
                                          markets  include  domestic and foreign
                                          economic  growth or decline,  interest
                                          rate  levels  and  political   events.
                                          These  factors may  negatively  affect
                                          the markets and,  thus,  an investment
                                          in  any  of  the  Funds  may  decline.
                                          Decreases  in the value of stocks  are
                                          generally  greater  than for  bonds or
                                          other debt investments.

     o   Socially Responsible Investing:  Since  the   Adviser   and   portfolio
                                          managers  consider  other  factors  in
                                          addition  to  traditional   investment
                                          criteria  when   selecting   portfolio
                                          securities,    they   may   forego   a
                                          profitable  investment  opportunity or
                                          sell  a   security   when  it  may  be
                                          disadvantageous to do so.

     o   Portfolio Turnover:              To the extent a Fund engages in active
                                          trading of securities,  that Fund will
                                          incur greater  transaction costs (such
                                          as brokerage  commissions),  which may
                                          reduce  that  Fund's   return.   Also,
                                          shareholders    may    receive    more
                                          distributions as a result.

     o   Inflation Risk:                  Stocks and bonds may fall in value due
                                          to  higher   actual   or   anticipated
                                          inflation.  Further,  a rapid increase
                                          in prices for goods and  services  may
                                          have an  adverse  effect on  corporate
                                          profits and consumer  spending,  which
                                          also may  result  in lower  stock  and
                                          bond values.

         In addition, the SMALL CAP, VALUE, and GROWTH FUNDS are subject to additional principal risks:

     o   Common Stock Risk:               Funds that invest in common stocks are
                                          subject  to  stock  market  risks  and
                                          significant  fluctuations in price. If
                                          the stock market  declines in value, a
                                          Fund is  likely to  decline  in price.
                                          Decreases  in the price of stocks  are
                                          generally  greater  than for  bonds or
                                          other  debt   investments.   Risks  of
                                          investing   in  common   stocks   also
                                          include that a company may not perform
                                          as  anticipated  due to a  variety  of
                                          factors such as poor management,  weak
                                          demand for its  products and less than
                                          anticipated earnings.

     o   Stock Selection Risk:            The   Funds  are   exposed   to  stock
                                          selection risks.  Stocks selected by a
                                          portfolio manager may decline in value
                                          or not  increase  in  value  when  the
                                          stock market in general is rising.


         In addition, the SMALL CAP FUND is subject to additional principal risks:

     o   Small Cap Risk:                  The  Fund  is  exposed  to  small  cap
                                          investing risks. Small  capitalization
                                          companies   may  not  have  the  size,
                                          resources  or  other  assets  of large
                                          capitalization companies.  These small
                                          capitalization    companies   may   be
                                          subject  to greater  market  risks and
                                          fluctuations   in  value   than  large
                                          capitalization  companies  and may not
                                          correspond  to  changes  in the  stock
                                          market in general.

         In addition, the VALUE FUND is subject to additional principal risks:

     o   Value Investing:                 The Fund is exposed to value investing
                                          risks.  There is a risk that portfolio
                                          managers   are   incorrect   in  their
                                          assessment  of a  company's  value and
                                          the stocks  selected do not reach what
                                          the  manager  believes  is their  full
                                          value.  In  addition,  value funds may
                                          not  perform  as well as  other  funds
                                          when this  style is out of favor  with
                                          investors.

         In addition, the GROWTH FUND is subject to additional principal risks:

     o   Growth Investing:                The   Fund  is   exposed   to   growth
                                          investing risks.  There is a risk that
                                          portfolio  managers  are  incorrect in
                                          their   assessment   of  a   company's
                                          potential  for growth and the  company
                                          does  not  grow  as  anticipated.   In
                                          addition, growth funds may not perform
                                          as well as other funds when this style
                                          is out of favor with investors.

         The principal risks of investing in the FIXED INCOME FUND are:

     o   Interest Rate Risk:              The  market  values  of  fixed  income
                                          securities  are  inversely  related to
                                          actual changes in interest rates. When
                                          interest  rates rise, the market value
                                          of the Fund's fixed income  securities
                                          will  decrease.  If this  occurs,  the
                                          Fund's   net  asset   value  may  also
                                          decrease.  Moreover,  the  longer  the
                                          remaining maturity of a security,  the
                                          greater  the effect of  interest  rate
                                          changes  on the  market  value  of the
                                          security.


     o   Credit Risk:                     If issuers of fixed income  securities
                                          in which the Fund  invests  experience
                                          unanticipated  financial problems, the
                                          issue is likely to  decline  in value.
                                          In  addition,  the Fund is  subject to
                                          the risk  that the  issuer  of a fixed
                                          income  security  will  fail  to  make
                                          timely   payments   of   interest   or
                                          principal.


     o   Securities Ratings:              Securities  rated in the lowest of the
                                          investment-grade categories (E.G., Baa
                                          or BBB) are  considered  to have  some
                                          speculative   characteristics.   Their
                                          issuers  may  not  be  as  financially
                                          strong as those of higher-rated  bonds
                                          and may be more  likely to not be able
                                          to make interest or principal payments
                                          during periods of economic uncertainty
                                          or downturn.


     o   Mortgage- and Asset-Backed       Mortgage- and asset-backed  securities
         Securities:                      involve  prepayment risk, which is the
                                          risk that the underlying  mortgages or
                                          other debts may be  refinanced or paid
                                          off before they  mature,  particularly
                                          during  periods of declining  interest
                                          rates.  This  could  lower the  Fund's
                                          return  and  result  in  losses to the
                                          Fund if some  securities were acquired
                                          at a premium.  Asset-backed securities
                                          may also carry a greater  default risk
                                          than other  securities  because of the
                                          nature of the collateral.

PAST PERFORMANCE


Each Fund began offering its shares on July 11, 2005 and has adopted the financial highlights of a predecessor fund, which are located at the end of this Prospectus.

                         FEES AND EXPENSES OF THE FUNDS

     The following table illustrates the fees and expenses that you may pay if you buy and hold shares of the Funds for the fiscal year ended December 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)

                               Small Cap Fund   Growth    Value   Fixed Income
                                                 Fund     Fund       Fund
                               ------------------------------------------------
Redemption Fee (as a % of          1.00%        1.00%     1.00%      1.00%
amount redeemed)(1)
Exchange Fee(2)                    None         None      None       None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

                               Small Cap Fund   Growth    Value   Fixed Income
                                                 Fund     Fund       Fund
                               ------------------------------------------------
Management Fees(4)                 1.00%        0.90%     0.90%      0.60%
Distribution and Service (12b-1)   0.25%        0.25%     0.25%      0.00%
  Fees(4)

Other Expenses(5)                  0.98%        0.37%     0.37%      0.36%
                                   -----        -----     -----      -----
Total Annual Fund Operating        2.23%        1.52%     1.52%      0.96%
  Expenses(4)                      =====        =====     =====      =====


(1) The Funds charge a redemption fee for redemptions on shares held for less than 30 days. You may be charged a $15.00 fee for wire redemptions.
(2) The Funds' transfer agent charges a $5.00 fee for each exchange via telephone.
(3) Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions. As a result, they will not appear on your account statement, but instead they will reduce the amount of total return you receive.
(4) The Funds have adopted the Adviser Class Distribution Plan under which each Fund may pay up to 1.00% of its average daily net assets for distribution and other services. The Board currently has authorized payment of only 0.25% under this plan at this time for each Fund, except the Fixed Income Fund.
(5) The Adviser has agreed to waive all or a portion of its management fee and/or reimburse the Small Cap, Value, Growth and Fixed Income Funds' Management Fees or Other Expenses to limit the Total Annual Fund Operating Expenses to 1.50%, 1.50%, 1.50% and 0.80%, respectively. The Adviser may choose to terminate these waivers or revise the limits on Total Annual Fund Operating Expenses at any time. If the waivers or reimbursements were included in the calculation above, "Management Fees," "Other Expenses" and "Total Net Annual Fund Operating Expenses" would be as follows:


                                    Small Cap   Value   Growth   Fixed Income
                                      Fund      Fund     Fund       Fund
                                      ----      ----     ----       ----
         Management Fees              0.27%     0.88%    0.88%      0.44%

         Distribution and             0.25%     0.25%    0.25%      None
         Service (12b-1) Fees

         Other Expenses               0.98%     0.37%    0.37%      0.36%
                                      -----     -----    -----      -----
         Total Net Annual Fund
          Operating Expenses          1.50%     1.50%    1.50%      0.80%
                                      =====     =====    =====      =====

EXAMPLE

     The following Example is intended to help you compare the costs of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

                               One Year      Three Years
                               -------------------------
     Small Cap Fund             $226          $697
     Value Fund                 $155          $481
     Growth Fund                $155          $481
     Fixed Income Fund          $ 98          $306


                             INVESTMENT OBJECTIVES

     The investment objective of the SMALL CAP FUND is to maximize long-term capital appreciation.

     The investment objective of the VALUE FUND is to maximize long-term capital appreciation.

     The investment objective of the GROWTH FUND is to maximize long-term capital appreciation.

     The investment objective of the FIXED INCOME FUND is current income.


             HOW THE FUNDS INVEST - PRINCIPAL INVESTMENT STRATEGIES


     INVESTMENT SCREENING PROCESS. Each Fund practices socially responsible investing. The Adviser monitors all issuers the portfolio managers select for each Fund for policies on various issues such as abortion, contraceptives, weapons of mass destruction, gender and race discrimination, human rights, economic priorities, environmental responsibility and fair employment practices. If a Fund invests in a company whose policies are inconsistent with these criteria, the Adviser may attempt to influence the company's policies. If the Adviser is unsuccessful over a reasonable period of time, the portfolio manager of the Fund may sell the security. The Adviser may also rely on an outside independent monitoring authority to assist with its efforts.


     EQUITY APPROACH. For the SMALL CAP, VALUE AND GROWTH FUNDS, the Adviser follows a long-term investment philosophy grounded in the fundamental analysis of individual companies. The Adviser's primary approach to equity-related investing has two distinct but complementary components. First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria. Companies meeting these criteria will typically exhibit a number of the following characteristics:

     o    Consistently high profitability levels;

     o    Strong balance sheet quality;

     o    Prominent market share positions;

     o    Ability to generate excess cash flow after capital expenditures;

     o    Management with a significant ownership stake in the company; and


     o    Undervaluation based upon various quantitative criteria.


     The Adviser also invests in companies whose assets the Adviser has determined are undervalued in the marketplace. These include companies with tangible assets as well as companies that own valuable intangible assets. As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.


     FIXED INCOME APPROACH. For the FIXED INCOME FUND, the Adviser's fixed income approach concentrates primarily on investment grade corporate and government issues with short to intermediate effective maturities. The Adviser's fixed income philosophy combines noncallable bonds with callable bonds in an attempt to enhance returns while controlling the level of risk. The security selection process for noncallable corporate bonds is heavily credit-driven and focuses on the issuer's earning and cash flow trends, its competitive positioning and the dynamics of its industry. A second component of the Adviser's fixed income philosophy is the identification of undervalued securities with a combination of high coupons and various early redemption features. These defensive issues can offer high levels of current income with limited price volatility due to the possibility that they will be retired by the issuer much sooner than the final maturity. Callable bonds are used as alternatives to traditional short-term noncallable issues. Maturity decisions are primarily a function of the Adviser's macroeconomic analysis and are implemented utilizing intermediate maturity, noncallable securities. Finally, the credit analysis performed by the Adviser on individual companies, as well as industries, is enhanced by the Adviser's experience in the equity market. The analytical effort concentrates on market dominant, consistently profitable, well-financed debt issuers.

     THE SMALL CAP FUND. THE SMALL CAP FUND seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies which the Adviser believes are likely to have above average growth in revenue and/or earnings. Smaller companies are those with market values at the time of investment of less than $2 billion. These equity securities include common stocks, preferred stocks, securities convertible into common stock, rights and warrants. The Fund also may invest in companies with undervalued assets such as natural resource reserves, real estate or intellectual property rights.

     THE VALUE FUND. THE VALUE FUND seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company's earnings. The Adviser's primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market. These equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund also may invest in companies with undervalued assets such as natural resource reserves, real estate or intellectual property rights.

     THE GROWTH FUND. THE GROWTH FUND seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes generally have above average growth in revenue and/or earnings with above average returns on shareholders' equity and underleveraged balance sheets. The Fund invests a portion of its assets in companies whose public market value is less than the Adviser's assessment of the companies'
value. These equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

     THE FIXED INCOME FUND. THE FIXED INCOME FUND seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade securities. The Fund typically invests in bonds with short and intermediate effective maturities (generally from one to ten years) issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S. Government and cash equivalent securities. Investment grade debt securities are considered to be those rated Baa3 or better by Moody's or BBB- or better by S&P.


     The Fund seeks to maintain a dollar-weighted average expected maturity between three and 10 years under normal market and economic conditions. The expected maturity of securities with sinking fund or other early redemption features shall be estimated by the Adviser, based upon prevailing interest rate trends and the issuer's financial position. The average expected maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.


     The Fund may invest in all types of domestic or U.S. dollar denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, government and government agency securities, zero coupon bonds, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and repurchase agreements. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, sinking fund and early redemption provisions. The Fund generally intends to purchase securities that are rated investment grade at the time of purchase. If an issue is downgraded, the Adviser will consider whether to continue to hold the obligation.

PORTFOLIO HOLDINGS INFORMATION

     The Funds make available their top ten and complete portfolio holdings on their website home page on a quarterly basis. The portfolio holdings information is available no earlier than 30 days after the end of the calendar quarter and will remain available through at least the end of the current quarter. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI. The SAI is available by contacting the Funds at 1-800-423-6369.


MARKET TIMING POLICY

     "Market timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Market timing transactions include trades in mutual fund shares that occur when the fund's NAV does not fully reflect the value of the fund's holdings - for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible. Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

     The LKCM Funds are typically intended for long-term investing. Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent market timing activities in the Funds. To discourage market timing, certain Funds charge a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase. In addition, a Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Funds believe have engaged in market timing practices and which may have an adverse impact on the Funds. The Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Funds, uses the exchange privilege excessively.

     The Funds' transfer agent (U.S. Bancorp Fund Services, LLC) monitors for market timers and attempts to detect abusive trading practices. The criteria and techniques may change from time to time as determined by the Funds or their transfer agent. The transfer agent will reject any purchase or exchange order, in whole or in part, including trading that it believes may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Funds. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

     Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the transfer agent's efforts will identify all trades or trading practices that may be considered abusive. In addition, the transfer agent's ability to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries is severely limited because the transfer agent does not have access to the underlying shareholder account information. However, the Funds' transfer agent attempts to monitor aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. As a result, the transfer agent's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.


TEMPORARY INVESTMENTS


     To respond to adverse market, economic, political or other conditions, the SMALL CAP, VALUE, GROWTH and FIXED INCOME FUNDS may invest in time deposits, commercial paper, certificates of deposit, short-term corporate and government obligations, repurchase agreements and bankers' acceptances among other investments. To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

                                FUND MANAGEMENT

INVESTMENT ADVISER

     Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds. The Adviser was founded in 1979 and provides investment counseling services to employee benefit plans, endowment funds, foundations, common trust funds, and high net-worth individuals. As of December 31, 2004, the Adviser had in excess of $5.4 billion in assets under management.

     Under an Investment Advisory Agreement with the Funds, the Funds pay the Adviser an advisory fee as set forth below under "Contractual Fee," calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter. However, until further notice, the Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary to keep the total operating expenses from exceeding the respective caps also shown as a percentage of average daily net assets.

     The advisory fees for the fiscal year 2005 will be as follows:


                                 Contractual Fee        Cap
                                 ---------------        ---
             Small Cap Fund          1.00%             1.50%
             Value Fund              0.90%             1.50%
             Growth Fund             0.90%             1.50%
             Fixed Income Fund       0.60%             0.80%

     Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. A discussion regarding the basis for the Board of Trustees' approval of the
Investment Advisory Agreement will be available in the next report to shareholders that relates to the Funds.


PORTFOLIO MANAGERS

     J. LUTHER KING, JR. shares the day-to-day management of Value Fund and Small Cap Fund equally with Mr. Greenwell and Mr. Purvis. Mr. King also shares day-to-day management of Growth Fund with Mr. Greenwell and Mr. Orser. Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979.

     PAUL W. GREENWELL shares the day-to-day management of Value, Growth, Small Cap and Fixed Income Funds equally with the other portfolio managers. Mr. Greenwell has been Vice President, Principal and Portfolio Manager of the Adviser since 1983.

     STEVEN R. PURVIS shares the day-to-day management responsibility of Value Fund and Small Cap Fund equally with Mr. King and Mr. Greenwell. Mr. Purvis has been Vice President since 2000 and Principal and Portfolio Manager with the Adviser since 1996.

     JOAN M. MAYNARD shares the day-to-day management responsibility of Fixed Income Fund equally with Mr. Johnson and Mr. Greenwell. Ms. Maynard has been Vice President and Portfolio Manager of the Adviser since 1991 and employed by the Adviser since 1986.

     JAMES B. ORSER shares the day-to-day management responsibility of Growth Fund equally with Mr. King and Mr. Greenwell. Mr. Orser has been Vice President and Portfolio Manager of the Adviser since 1999.

     MARK L. JOHNSON shares the day-to-day management responsibility of Fixed Income Fund equally with Ms. Maynard and Mr. Greenwell. Mr. Johnson has been Vice President and Portfolio Manager of the Adviser since 2001. He was a Principal and Portfolio Manager for another advisory firm from 1989 to 2001.

     The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed and ownership of securities.


                          DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., distributes the Funds' shares.


DISTRIBUTION PLAN


     Each LKCM Fund has adopted the Adviser Class distribution plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The distribution plan authorizes each Fund to pay up to 1.00% of average daily net assets for distribution and other services. Also, the plan allows each Fund to finance activities that promote the sale of the Fund's shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature with Fund assets. The Board of Trustees has authorized a fee of 0.25% of the average daily net assets of each Fund, except for the Fixed Income Fund. Because the fees are paid out of each Fund's assets on an ongoing basis, the fees paid can increase the cost of your investment and could cost you more than paying other types of sales charges.



                               PURCHASE OF SHARES

     You may purchase shares of each Fund at the net asset value ("NAV") per share next determined after receipt of the purchase order. Each Fund determines NAV as of the close of normal trading of the New York Stock Exchange ("NYSE") (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

INITIAL INVESTMENTS


     The Funds are offered for purchase through financial intermediaries who have entered into agreements with the Funds' distributor, directly from LKCM Funds and from certain other distribution channels.


     THROUGH YOUR FINANCIAL ADVISER. You may invest in shares of a Fund by contacting your financial adviser. Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     The Funds have authorized certain broker-dealers to receive on their behalf purchase and redemption orders of Fund shares. These broker-dealers may designate intermediaries to receive Fund orders. The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee receives such orders. All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer, its designee or transfer agent.

     BY MAIL. You may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($5,000 minimum initial investment) payable to LKCM Funds. Your order will not be accepted until the completed Account Registration Form is received by the Funds or the transfer agent.

     By Regular Mail To:*          By Express, Registered or Certified Mail To:*
     ------------------            -------------------------------------------
     LKCM Funds - Fund name        LKCM Funds  - Fund name
     c/o U.S. Bancorp Fund         c/o U.S. Bancorp Fund Services, LLC
      Services, LLC                615 East Michigan Street, 3rd Floor
     P.O. Box 701                  Milwaukee, WI  53202
     Milwaukee, WI  53201-0701
     * The LKCM Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.


     Once a Fund receives and accepts your Registration Form in the mail, your payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt. If you purchase shares using a check and soon after make a redemption request, the Funds will honor the redemption request at the next determined NAV, but will not mail you the proceeds until your purchase check has cleared (usually within 15 days). The Funds will not accept payment in cash, including money orders. The Funds also do not accept cashiers checks. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. Payment should be made by check drawn on a U.S. bank, savings and loan or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the LKCM Funds, as well as a service charge imposed by the Funds' transfer agent ("Transfer Agent") in the amount of $25.


     In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds' Anti-Money Laundering Program. As requested on the Registration Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-423-6369 if you need additional assistance when completing your Registration Form.

     If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.


     BY WIRE. If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. The wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day's NAV. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:


              U.S. Bank, N.A.
              777 East Wisconsin Avenue
              Milwaukee, WI 53202
              ABA #075000022
              For credit to U.S. Bancorp Fund Services, LLC
              Account #112-952-137
              For further credit to LKCM Funds
                   [Name of Fund]
                   [Shareholder account number]

     Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business. The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

SUBSEQUENT INVESTMENTS

     BY MAIL OR WIRE. You may make additional investments at any time (minimum subsequent investment $500) by mailing a check payable to LKCM Funds to the address noted under "Initial Investments--By Mail." Additional investments may also be made by wire. Before sending your wire, please contact the Transfer Agent at 1-800-423-6369 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Instruct your bank to wire monies as outlined above.

     BY TELEPHONE. To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1-800-423-6369 to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. For security reasons, requests by telephone will be recorded. Shares of a Fund will be purchased in your account at the NAV determined on the day that your order is placed.

AUTOMATIC INVESTMENT PROGRAM


     The Automatic Investment Program permits investors that own shares of a Fund with a value of $5,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor. This program provides a convenient method to have monies deducted from your checking or savings account, for investment into a Fund, on a monthly, bi-monthly, quarterly or semi-annual basis. Only bank accounts held at domestic institutions that are ACH members may be used for this option. If you wish to change the amount of your investment or to terminate the program, please contact the Transfer Agent five days prior to the effective date. A request to change bank information for the program requires a signature guarantee. Additionally, the Transfer Agent will charge a $25 fee for any payment returned. To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form. For additional information on the Automatic Investment Program, please call 1-800-423-6369.


RETIREMENT PLANS

     The Funds make available Individual Retirement Accounts ("IRAs"), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA "Rollover Accounts," offered by U.S. Bancorp Fund Services, LLC. Detailed information on these plans is available by calling the Funds at 1-800-423-6369 (option 1). Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

     Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

     Purchases of each Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares will not be issued.

EXCHANGING SHARES


     You may exchange all or a portion of your investment from one Fund to another. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Transfer Agent charges a $5.00 fee for each exchange via telephone. Call the Funds to learn more about exchanges.

     PLEASE NOTE: The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt the Funds' performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

                              REDEMPTION OF SHARES

     You may redeem shares of the Funds by contacting your financial advisor, mail or, if authorized, by telephone or wire. The Funds do not charge a fee for making redemptions, except with respect to wire redemptions or redemptions made within 30 days.


     BY MAIL. You may redeem your shares by mailing a written request to:

     BY REGULAR MAIL TO:            BY EXPRESS, REGISTERED OR CERTIFIED MAIL TO:
     ------------------             -------------------------------------------
     LKCM Funds - Fund name         LKCM Funds - Fund name
     c/o U.S. Bancorp Fund          c/o U.S. Bancorp Fund Services, LLC
      Services, LLC                 615 East Michigan Street, 3rd Floor
     P.O. Box 701                   Milwaukee, WI  53202
     Milwaukee, WI  53201-0701

     After your request is in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following documentation:

     (a)  The share certificates, if issued;

     (b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     (c)  Any required signature guarantees; and


     (d)  Other supporting legal documents, if required, in the case of estates,
          trusts,  guardianships,   custodianships,  corporations,  pension  and
          profit sharing plans, and other organizations.

     SIGNATURE GUARANTEES. To protect your account, LKCM Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) or the registered address, (2) share transfer requests and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days. A signature guarantee is also required when adding telephone redemptions or when adding or changing automated bank instructions to an existing account.


     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP). A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR. Please contact LKCM Funds at 1-800-423-6369 (option 1) for further details.

     BY TELEPHONE OR WIRE. If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds and requesting that the redemption proceeds be mailed to the primary registration address or wired directly to your bank. The Transfer Agent imposes a $15.00 fee for each wire redemption. Other redemption fees may be applicable. See the section titled "Other Redemption Information" below. The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds. No telephone redemptions may be made within 15 days of any address change.

     If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed above under "Redemption of Shares--By Mail." The investor must sign such requests, with signatures guaranteed. Further documentation may be requested.

     The  Funds  reserve  the right to  refuse a wire or  telephone  redemption.
Procedures for redeeming shares by wire or telephone may be modified or terminated at any time. The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration. To the extent that the Funds fail to use reasonable procedures as a basis for their belief, they may be liable for instructions that prove to be fraudulent or unauthorized.


     30-DAY REDEMPTION FEE. If you redeem shares of a Fund and hold these shares less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. The holding period will be determined on a "first-in, first-out" basis, meaning the Fund shares purchased first will be redeemed first. Shares of the Funds held in qualified plans and accounts separately managed by the Adviser will not be subject to the redemption fee. The redemption fee is retained by the Funds for the benefit of their long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends. Since the ability of the Funds' Transfer Agent to monitor and identify trades placed through retirement and omnibus accounts is limited, it is not possible or practicable to impose a redemption fee on these trades.

     OTHER REDEMPTION INFORMATION. Payment of the redemption proceeds will be made within seven calendar days after receipt of a redemption request in "good order." Redemption proceeds for shares of the Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen business days. Shareholders can avoid this delay by utilizing the wire purchase option.


     Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $2,500. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $2,500.

     The Funds may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

     The Funds have reserved the right to redeem in kind (I.E., in securities) any redemption request during any 90-day period in excess of the lesser of: (i) $250,000 or (ii) 1% of a Fund's NAV being redeemed.

TRANSFER OF REGISTRATION

     The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701. As in the case of redemptions, the written request with signature guaranteed must be received in "good order."

                              VALUATION OF SHARES

     The net asset value ("NAV") per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund. The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. NAV is not determined on days the NYSE is closed. The NYSE is closed on weekends and most national holidays. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund. A Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

     The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Funds' net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, when it calculates its net asset value if in the opinion of the Adviser such actions are necessary. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Funds' NAV in advance of the time as of which NAV is calculated.

     The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Funds' pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the Funds holding such assets does not represent fair value. The Funds will also fair value a security if the Funds or the Adviser believe that the market price is stale.


     There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds' NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES


DIVIDENDS AND OTHER DISTRIBUTIONS

     The Small Cap, Growth and Value Funds intend to declare and pay income dividends at least on an annual basis. The Fixed Income Fund intends to declare and pay income dividends on a quarterly basis. The Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis in December. The Funds may make an additional distribution, if necessary, to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the Funds unless the shareholder elects otherwise. Such election must be made in writing to the Funds. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder's account at the Funds' then current net asset value and to reinvest all subsequent distributions. If a shareholder elects to have dividends and/or capital gains paid in cash, the LKCM Funds will automatically reinvest all distributions under $10 in additional shares of the Fund you own.

TAXES


     Dividends, whether paid in cash or reinvested in additional shares, from net investment income, net realized short-term capital gains over net realized long-term capital losses and net gains from certain foreign currency transactions, if any, of a Fund will be taxable to shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that a Fund's dividends attributable to "qualified dividend income" (i.e., dividends received on stock of most U.S. and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing and other restrictions) generally will be subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. A portion of a Fund's dividends--not exceeding the aggregate dividends it receives from domestic corporations only--also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. There can be no assurance as to what portion, if any, of a Fund's distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

     Distributions of net capital gain (that is the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain and also will be subject to a 15% maximum federal tax rate for individual shareholders; capital gain distributions to corporate shareholders will remain subject to federal income tax at a maximum rate of 35%. The 15% maximum rate of federal income tax on individuals' net capital gain, as well as the special rules relating to "qualified dividend income" described above, generally applies only through the last taxable year beginning before January 1, 2009. The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that a Fund has held the securities that generated the gain and not the length of time you have held shares in such Fund. Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by the Funds.


     Any dividends and other distributions a Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year. If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

     When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the shares. Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above. In addition, if Fund shares are bought within 30 days before or after selling other Fund shares at a loss, all or a portion of the loss will be deferred and will increase the basis of the newly purchased shares.

     Each Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from each Fund's dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

     Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

     The foregoing summarizes some of the important income tax considerations generally affecting each Fund and its shareholders. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation.

                              FINANCIAL HIGHLIGHTS


     The LKCM Aquinas Fixed Income Fund, LKCM Aquinas Value Fund, LKCM Aquinas Growth Fund and LKCM Aquinas Small Cap Fund are new Funds that began operations on July 11, 2005. The new Funds adopted the financial history of the predecessor funds, which were acquired by the new Funds in early July 2005. The financial highlights tables are intended to help you understand the financial performance of the predecessor funds for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche, LLP, whose report, along with the predecessor funds' financial statements are included in the predecessor funds' 2004 annual report, which is available upon request.


                                                                            FIXED INCOME FUND
                                             --------------------------------------------------------------------------------------
                                                                          Year Ended December 31,
                                                   2004             2003             2002              2001              2000
                                                 -------------   --------------   --------------    --------------    -----------

Net Asset Value, Beginning of Year                 $10.16           $10.23           $10.07             $9.73             $9.47

Income (Loss) from Investment Operations:
  Net investment income                              0.34             0.35             0.50              0.55              0.58
  Net realized and unrealized gains
     (losses) on investments                         0.09             0.14             0.21              0.34              0.25
                                                 -------------   --------------   --------------    --------------    -----------
     Total from Investment Operations                0.43             0.49             0.71              0.89              0.83
                                                 -------------   --------------   --------------    --------------    -----------

Less Distributions:
  Dividends from net investment income              (0.38)           (0.40)           (0.50)            (0.55)            (0.57)
  Distributions from net realized gains             (0.15)           (0.16)           (0.05)                --               --
                                                 -------------   --------------   --------------    --------------    -----------
         Total Distributions                        (0.53)           (0.56)           (0.55)            (0.55)            (0.57)
                                                 -------------   --------------   --------------    --------------    -----------

Net Asset Value, End of Year                       $10.06           $10.16           $10.23            $10.07             $9.73
                                                 =============   ==============   ==============    ==============    ===========

Total Return                                         4.35%            4.90%            7.29%             9.33%             9.11%

Supplemental Data and Ratios:
  Net assets, end of year (in thousands)           $46,116          $44,760          $47,688           $49,256           $45,070
Ratio to Average Net Assets of:
  Expenses, net of waivers                           1.02%            1.00%            1.00%             1.00%             1.00%
  Expenses, before waivers                           1.19%            1.20%            1.12%             1.09%             1.07%
  Net investment income, net of waivers              3.37%            3.43%            4.95%             5.43%             6.05%
  Net investment income, before waivers              3.20%            3.23%            4.83%             5.34%             5.98%
Portfolio turnover rate                               147%             276%             168%              158%              152%



                                                                                VALUE FUND
                                             --------------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                                   2004             2003             2002              2001              2000
                                                 ------------     -----------      -----------       -----------       -----------

Net Asset Value, Beginning of Year                 $10.17           $7.95            $10.22            $10.91            $11.34

Income (Loss) from Investment Operations:
  Net investment income                              0.02            0.03              0.01                --              0.17
  Net realized and unrealized gains
     (losses) on investments                         1.60            2.22             (2.27)            (0.69)            (0.31)
                                                 ------------     -----------      -----------       -----------       -----------
     Total from Investment Operations                1.62            2.25             (2.26)            (0.69)            (0.14)
                                                 ------------     -----------      -----------       -----------       -----------

Less Distributions:
  Dividends from net investment income              (0.02)          (0.03)            (0.01)                --            (0.16)
  Distributions from net realized gains                 --              --                --                --            (0.13)
                                                 ------------     -----------      -----------       -----------       -----------
         Total Distributions                        (0.02)          (0.03)            (0.01)                --            (0.29)
                                                 ------------     -----------      -----------       -----------       -----------

Net Asset Value, End of Year                       $11.77          $10.17             $7.95            $10.22            $10.91
                                                 ============     ===========      ===========       ===========       ===========

Total Return                                        15.93%          28.29%           (22.11)%           (6.29)%           (1.19)%

Supplemental Data and Ratios:
  Net assets, end of year (in thousands)           $42,765         $40,470           $33,783           $45,155           $54,972
Ratio to Average Net Assets of:
  Expenses, net of waivers                           1.53%           1.50%             1.50%             1.49%             1.42%
  Expenses, before waivers                           1.57%           1.59%             1.55%             1.49%             1.42%
  Net investment income, net of waivers              0.21%           0.30%             0.11%             0.01%             1.53%
  Net investment income, before waivers              0.17%           0.21%             0.06%             0.01%             1.53%
Portfolio turnover rate                                61%             70%               45%               64%               81%



                                                                             GROWTH FUND
                                             --------------------------------------------------------------------------------------
                                                                          Year Ended December 31,
                                                   2004             2003             2002              2001              2000
                                                 ------------     -----------      -----------       -----------       -----------

Net Asset Value, Beginning of Year                 $13.58          $11.26            $14.61            $17.41            $19.48

Income (Loss) from Investment Operations:
     Net investment income (loss)                   (0.07)          (0.08)            (0.10)            (0.12)            (0.13)
     Net realized and unrealized gains
        (losses) on investments                      1.16            2.40             (3.25)            (2.68)             0.63
                                                 --------------  --------------    --------------   --------------    --------------
         Total from Investment Operations            1.09            2.32             (3.35)            (2.80)             0.50
                                                 --------------  --------------    --------------   ---------------   --------------

Less Distributions:
     Dividends from net investment income             --              --                --                --                --
     Distributions from net realized gains            --              --                --                --              (2.57)
                                                 --------------------------------- ---------------------------------- --------------
         Total Distributions                          --              --                --                --              (2.57)
                                                 --------------------------------- ---------------------------------- --------------

Net Asset Value, End of Year                       $14.67          $13.58            $11.26            $14.61            $17.41
                                                 ============    =============     =============    =============     =============

Total Return                                         8.03%          20.60%           (22.93)%          (16.08)%            2.48%

Supplemental Data and Ratios:
     Net assets, end of year (in thousands)        $58,434         $57,818           $48,773           $60,961           $68,336
Ratio to Average Net Assets of:
     Expenses, net of waivers                        1.53%           1.50%             1.50%             1.50%             1.41%
     Expenses, before waivers                        1.55%           1.58%             1.54%             1.50%             1.41%
     Net investment income loss, net of waivers     (0.48)%         (0.62)%           (0.82)%           (0.81)%           (0.77)%
     Net investment income loss, before waivers     (0.50)%         (0.70)%           (0.86)%           (0.81)%           (0.77)%
Portfolio turnover rate                               196%            105%               94%               99%               95%


                                                                              SMALL CAP FUND
                                             --------------------------------------------------------------------------------------
                                                                          Year Ended December 31,
                                                   2004             2003             2002              2001              2000
                                                 ------------     -----------      -----------       -----------       -----------
Net Asset Value, Beginning of Year                  $5.50           $4.21             $6.08             $6.85            $10.40

Income (Loss) from Investment Operations:
     Net investment income                          (0.09)          (0.08)            (0.08)            (0.08)            (0.30)
     Net realized and unrealized gains
        (losses) on investments                      0.25            1.37             (1.79)            (0.66)            (0.03)
                                                 --------------  --------------    --------------   --------------    --------------
         Total from Investment Operations            0.16            1.29             (1.87)            (0.74)            (0.33)
                                                 --------------  --------------    --------------   ---------------   --------------

Less Distributions:
     Dividends from net investment income             --              --                --                --              (0.30)
     Distributions from net realized gains            --              --                --              (0.03)            (3.58)
                                                 --------------------------------- --------------------------------   --------------
         Total Distributions                          --              --                --              (0.03)            (3.88)
                                                 --------------------------------- --------------------------------   --------------

Net Asset Value, End of Year                        $5.66           $5.50             $4.21             $6.08             $6.85
                                                 =============   ==============    ==============   ===============   ==============

Total Return                                         2.91%          30.64%           (30.76)%          (10.83)%            3.19%

Supplemental Data and Ratios:
     Net assets, end of year (in thousands)         $7,575          $7,283            $5,419            $6,208            $6,416
Ratio to Average Net Assets of:
     Expenses, net of waivers                        1.95%           1.95%             1.95%             1.95%             1.52%
     Expenses, before waivers                        2.76%           2.99%             2.91%             2.81%             1.68%
     Net investment income loss, net of waivers     (1.81)%         (1.70)%           (1.76)%           (1.46)%            2.51%
     Net investment income loss, before waivers     (2.62)%         (2.74)%           (2.72)%           (2.32)%            2.35%
Portfolio turnover rate                               260%            161%              113%              102%              130%

LKCM FUNDS

FOR MORE INFORMATION
YOU MAY OBTAIN THE  FOLLOWING  AND OTHER  INFORMATION  ON THE LKCM FUNDS FREE OF
CHARGE:


STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)  DATED  JULY  11,  2005
The SAI is incorporated into this Prospectus by reference (I.E., legally made a part of this Prospectus). The SAI provides more details about the Funds' policies and management.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Since the Funds are new, reports to shareholders are not yet available. When available, the annual and semi-annual reports will provide the Funds' most recent financial reports and portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Funds' performance during the last fiscal year.


TO RECEIVE ANY OF THESE DOCUMENTS OR MAKE INQUIRIES TO THE FUNDS:
-----------------------------------------------------------------

BY TELEPHONE:
1-800-423-6369

BY MAIL:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701


ON THE INTERNET:
Text-only versions of Fund documents can be viewed online or downloaded free from the EDGAR database on the SEC's Internet site at: HTTP://WWW.SEC.GOV or from the Funds' website at www.lkcm.com.


FROM THE SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

publicinfo@sec.gov
1-202-942-8090




Investment Company Act File # 811-8352

                                   LKCM FUNDS

                             LKCM AQUINAS VALUE FUND
                            LKCM AQUINAS GROWTH FUND
                           LKCM AQUINAS SMALL CAP FUND
                         LKCM AQUINAS FIXED INCOME FUND

                         301 COMMERCE STREET, SUITE 1600
                             FORT WORTH, TEXAS 76102

                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 11, 2005




















         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of each of the above series of LKCM Funds (each a "Fund" and collectively the "Funds") dated July 11, 2005, as such Prospectus may be supplemented or revised from time to time. A copy of the Prospectus may be obtained without charge by calling the Funds at (800) 688-LKCM.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

FUND ORGANIZATION.............................................................1

INVESTMENT LIMITATIONS........................................................2

INVESTMENT OBJECTIVES AND POLICIES............................................4

TRUSTEES AND OFFICERS OF THE LKCM FUNDS......................................25

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................30

PROXY VOTING PROCEDURES......................................................30

INVESTMENT ADVISER...........................................................32

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................35

PORTFOLIO MANAGERS...........................................................35

PORTFOLIO TURNOVER...........................................................37

CUSTODIAN....................................................................37

ADMINISTRATOR................................................................37

TRANSFER AGENT, DIVIDEND-DISBURSING AGENT AND FUND ACCOUNTANT................38

DISTRIBUTOR..................................................................38

DISTRIBUTION PLANS...........................................................38

CODE OF ETHICS...............................................................39

PURCHASE AND PRICING OF SHARES...............................................39

REDEMPTIONS IN KIND..........................................................42

TAXATION.....................................................................42

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................45

FINANCIAL HIGHLIGHTS.........................................................45



         In deciding whether to invest in the Funds, you should rely on information in this Statement of Additional Information ("SAI") and the Prospectuses. The Funds have not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

                                FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

         The LKCM Funds (the "Trust") is an open-end, diversified, management investment company commonly referred to as a mutual fund. Each Fund is a separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994. Prior to April 29, 1998, the Trust was known as the LKCM Fund. The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("Funds") of shares. Currently, the Trust offers nine series - Small Cap Equity Fund, Equity Fund, Balanced Fund, Fixed Income Fund, International Fund, Aquinas Value Fund, Aquinas Growth Fund, Aquinas Small Cap Fund and Aquinas Fixed Income Fund. The Small Cap Equity Fund and Equity Fund offer two classes of shares - the Institutional Class and the Adviser Class. This SAI relates only to the Aquinas Value Fund, Aquinas Growth Fund, Aquinas Small Cap Fund and Aquinas Fixed Income Fund.


         Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares that would be separate, independently managed series with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures and such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series only and would be subject to the liabilities related thereto.


         The Trustees, in their discretion, may authorize the division of shares of the Funds into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same Fund of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.


         When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable. There are no conversion rights. Each share of a Fund is entitled to participate equally in dividends and capital gain distributions and in the assets of the Fund in the event of liquidation. The shares of the Funds have non-cumulative voting rights, which mean that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a Fund.

         The Funds are not required, and do not intend, to hold regular annual shareholder meetings. The Funds may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies, or upon the written request of at least 10% of the Trust's shares to replace Trustees. The Trust will assist in shareholder communication in such matters to the extent required by law.

SHAREHOLDER AND TRUSTEE LIABILITY

         The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

                             INVESTMENT LIMITATIONS

ALL FUNDS


         In addition to the Funds' investment objectives as set forth in the Prospectus, the Funds are subject to the following restrictions, which are fundamental policies and may not be changed with respect to any Fund without the approval of a majority of that Fund's outstanding voting securities. As used herein, a "majority of that Fund's outstanding voting securities" means the lesser of: (1) at least 67% of the voting securities of that Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.


         As a matter of fundamental policy, each Fund will not:

         (1)  invest  in  physical   commodities   or   contracts   on  physical
              commodities;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;


         (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the Investment Company Act of 1940 (the "1940 Act"), or the rules and regulations or interpretations of the Securities and Exchange Commission ("SEC") thereunder;


         (4) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (5) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

         (6) borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

         (7) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act") in the disposition of restricted securities);

         (8) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and


         (9) issue senior securities, except that this limitation shall not apply to: (i) evidences of indebtedness that the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.


         With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Fund's assets will not require the sale of securities.

         The Funds are also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, each Fund will not:

         (1) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions. Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

         (2) pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

         (3) invest more than an aggregate of 15% of the net assets of a Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options ("OTC Options");

         (4) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; and

         (5) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; and

         (6) with respect to each of the Small Cap and Fixed Income Funds, make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior notice.


                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives and policies of the Funds are described in detail in the Prospectuses under the captions "Investment Objectives" and "How the Funds Invest." Additional information about those policies is provided below.

EQUITY RELATED SECURITIES

         The equity securities in which the Funds may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

         PREFERRED STOCK. Preferred stock offers a stated dividend rate payable from the corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

         WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk that the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

         SECURITIES SUBJECT TO REORGANIZATION. The Funds may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of Luther King Capital Management Corporation, the investment adviser to the Funds (the "Adviser"), there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of a Fund thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

FOREIGN SECURITIES


         Each Fund may invest in securities of foreign issuers. Investing in such securities involves certain special considerations that are not typically associated with investing in securities of U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge their holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

         Many foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")

         The Adviser does not consider ADRs to be foreign securities when calculating the Fund's foreign securities limitations. The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

FIXED-INCOME SECURITIES

         The fixed-income securities in which the Fixed Income Fund may invest include U.S. Government securities, corporate debt, mortgage-backed securities, asset-backed securities and preferred stock. The Fixed Income Fund invests at least 80% of its net assets in these types of securities under normal market conditions. The fixed-income securities in which the Funds may invest include U.S. Government securities and corporate debt securities.

         RATINGS. As noted above, the Funds may invest in various fixed income securities, including fixed-income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's ("S&P") or Moody's Investor Services Inc. ("Moody's"), or, if unrated, are determined to be of equivalent quality by the Adviser. Investment grade fixed-income securities include:

              o  U.S. government securities,

              o Bonds or bank obligations rated in one of the four highest categories (such as BBB- or higher by S&P),

              o Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P),

              o Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P), and

              o Repurchase agreements involving investment grade fixed-income securities.


         Investment grade fixed-income securities are generally believed to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security's rating falls below that required at the time of purchase, the Adviser will consider what action, if any, should be taken consistent with a Fund's investment objective. Additional information concerning securities ratings is contained in the Appendix to this SAI.

         U.S. GOVERNMENT SECURITIES. U.S. Government agencies or instrumentalities that issue or guarantee securities include the Fannie Mae, Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Sallie Mae and the International Bank for Reconstruction and Development.


         Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

         The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations
(principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

         NON-INVESTMENT GRADE DEBT SECURITIES. The Funds may each invest up to 5% of the respective Fund's assets in non-investment grade debt securities. Such securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories.

         Even securities rated Baa or BBB by Moody's and S&P, respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations (securities rated less than Baa3 by Moody's and BBB- by Standard & Poor's in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

         The Funds will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

         The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

         Factors adversely affecting the market value of securities will adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

         The secondary trading market for lower-quality fixed-income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or the Adviser to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

         CORPORATE DEBT SECURITIES. The Funds' may invest in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers limited to investment grade corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments); provided, however, that each Fund may invest up to 5% of its total assets in non-investment grade securities. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

         MORTGAGE-RELATED SECURITIES. The Fixed Income Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMO"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

         MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

         There are currently  three types of mortgage  pass-through  securities:
(1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA, and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

         GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

         Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

         Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.


         COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated as a real estate mortgage investment conduit ("REMIC"). All future references to CMOs also include REMICs.


         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

         The Fixed Income Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing marketing index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year U.S. Treasury yields, and ten-year U.S. Treasury yields.


         ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMs"). ARMs are pass-through securities collateralized by mortgages with adjustable rather than fixed interest rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

         ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. If market rates of interest rise to levels above that of the ARMs maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely fall.

         Certain ARMs contain limitations on changes in the required monthly payment. If a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.


         CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayments experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO included a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may therefore be deemed "illiquid" and subject to Funds' limitations on investment in illiquid securities as discussed herein.


         STRIPPED MORTGAGE-RELATED SECURITIES ("SMRS"). SMRS are derivative multi-class mortgage securities. SMRS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.


         SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMRS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rated categories of investment-grade securities.

         Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to the Funds' limitations on investment in illiquid securities as discussed herein.

         INVERSE FLOATERS. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

         TIERED INDEX BONDS. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

         MORTGAGE DOLLAR ROLLS. The Fixed Income Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fixed Income Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities.

         ASSET-BACKED SECURITIES. The Fixed Income Fund may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

         RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

         During periods of declining interest rates, prepayment of mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in higher-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payment on these securities.

ZERO-COUPON SECURITIES


         The Fixed Income Fund may invest up to 10% of its net assets in zero-coupon securities. These securities are debt securities that do not provide for regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value ("original issue discount"). Because these securities do not provide for current cash income, their price can be volatile when interest rates fluctuate. While these securities do not provide for current cash income, federal income tax law requires the holders of them to include in income each year the portion of the original issue discount on the securities accruing that year. To qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code"), and avoid a certain excise tax, a Fund may be required to distribute a portion of that discount and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, to generate cash to meet these distribution requirements.

REPURCHASE AGREEMENTS

         The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. The Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If a seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund's realization upon the collateral may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

         The Funds may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Funds' investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.


WHEN-ISSUED SECURITIES

         The Funds may purchase securities on a "when-issued" basis. In buying "when-issued" securities, a Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when-issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.


         When a Fund purchases securities on a when-issued basis, it will maintain with its custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made. The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions. When-issued securities may decline or increase in value during the period from the Fund's investment commitment to the settlement of the purchase.

INITIAL PUBLIC OFFERINGS

         The Funds, excluding the Fixed Income Fund, may invest in initial public offerings ("IPOs"). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Investments in IPOs may have a magnified performance impact relative to other investments.

         Pursuant to the Adviser's current Allocation Policy, the Small Cap Fund will be eligible to participate on a rotating basis in any applicable (small-cap company versus large-cap company) IPOs that may come available to all clients of the Adviser.

DERIVATIVE INSTRUMENTS

         In pursuing their respective investment objective, the Funds may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.


         OPTIONS. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

         There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.


         If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index it purchased, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


         Each Fund is authorized to purchase and sell over-the-counter options ("OTC Options") in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the
Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties. A Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect generally to enter into OTC Options that have cash settlement provisions, although they are not required to do so.

         There is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Funds will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other NRSRO.

         OPTIONS ON FOREIGN CURRENCIES. The Funds may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where the Adviser perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated which would increase the dollar cost of these securities to the Fund, the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         The Funds may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

         The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

         The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

         FUTURES CONTRACTS. The Funds may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

         Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

         Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.

         After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open.


         Regulations of the CFTC applicable to the Funds require that they use futures contracts and options on futures contracts only for bona fide hedging purposes, or to the extent that a Fund's futures and options on futures positions are for other than bona fide hedging purposes, as described by the CFTC, the aggregate initial margins and premiums required to establish such non-bona fide hedging positions other than the "in-the-money" amount in the case of options that are "in-the-money" at the time of purchase, may not exceed 5% of the Fund's net assets. However, the CFTC has adopted changes to its regulations, which if adopted, would remove this 5% limitation. Adherence to these regulations does not limit a Fund's risk to 5% of the Fund's assets. In practice, the Funds do not anticipate a materially greater risk than 5%. A Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Funds expect that approximately 75% of the futures contracts purchased will be "completed;" that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by a Fund upon sale of open futures contracts. Futures contracts are not typically completed when the Adviser decides that the hedge is no longer necessary or appropriate and closes out the position before completion. Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund. Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ("FORWARD CONTRACTS"). The Funds may enter into Forward Contracts. A Forward Contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Funds may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Funds may use.


         In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

         The Funds may also use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio mangers anticipate a period of relative strength of the U.S. dollar against such foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U. S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.


         The Funds' custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of that Fund's commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of a Fund's assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of that Fund's commitments with respect to such contracts. Alternatively, a Fund may purchase a call option permitting it to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or a Fund may purchase a put option permitting it to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts.


         RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Use of futures transactions by the Funds involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option on a future contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


         RISKS OF OPTIONS ON FUTURES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES. Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. When a Fund enters into a forward currency contract or purchases an OTC Option, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, or where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.


         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


         COMBINED TRANSACTIONS. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Funds to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of it s component transactions.


         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Funds will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS


         ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of a Fund's investments and, through reports from the Adviser and the Funds' administrator, the Board monitors investments in illiquid securities. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades. Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain OTC Options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act). With respect to OTC Options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. A Fund will treat as illiquid an amount of assets used to cover written OTC Options, equal to the formula price at which the Fund would have the absolute right to purchase the option less the amount by which the option is "in-the-money." The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. If through a change in values, net assets, or other circumstances, any Fund was in a position where more than 15% of its net assets were invested in illiquid securities, a Fund would take appropriate steps to protect liquidity.

         RESTRICTED SECURITIES. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security. If through a change in values, net assets, or other circumstances, a Fund was in a position where more than 5% of its net assets were invested in restricted securities, the Fund would take appropriate steps to protect liquidity.


         PRIVATE PLACEMENT OFFERINGS. The Funds may invest in private placement offerings. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act, and resold to qualified institutional buyers under the Securities Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES


         The Funds may invest in other investment companies to the extent permitted by the 1940 Act. Currently, with certain exceptions, the 1940 Act permits a Fund to invest up to 10% of its total assets in other investment companies and not more than 5% of its total assets may be invested in the securities of any one investment company. In addition, a Fund may not acquire more than 3% of the voting securities of any other investment company. In addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as shareholders of another investment company, the Funds would bear their pro rata portion of the other investment company's advisory fees and other expenses. As such, the Funds' shareholders would indirectly bear the expenses of the Funds and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING

         The Funds may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing. In addition, they will only be made if, in the Adviser's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets.


         It is the Adviser's understanding that the current view of the staff of the SEC is that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

TEMPORARY INVESTMENTS

         The temporary investments that the Funds may make include:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Funds. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).


                  The Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve the same risks of investing in foreign securities discussed previously. Although the Adviser carefully considers these factors when making investments, the Funds do not limit the amount of its assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

                  The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a domestic bank that does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of a U.S. bank, it is a member of the Federal Deposit Insurance Corporation.

         (2) Commercial paper that at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;


         (3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;


         (4) U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue; and

         (5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and repurchase agreements collateralized by those securities listed above.

                     TRUSTEES AND OFFICERS OF THE LKCM FUNDS

         The Board of Trustees has overall responsibility for management of the Funds. The officers of the Trust conduct and supervise its daily business. The Board of Trustees has no standing committees. The Trustees and officers of the Trust, their ages, their business addresses and principal occupations during the past five years are as follows:


                              INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 # OF
                                              TERM OF                                            PORTFOLIOS
                                              OFFICE AND                                         IN FUND
                              POSITION(S)     LENGTH OF                                          COMPLEX
                              HELD WITH       TIME          PRINCIPAL OCCUPATION DURING PAST     OVERSEEN BY  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         THE TRUST       SERVED(1)     FIVE YEARS                           TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
H. Kirk Downey                Trustee and     Trustee       CEO, Texassystems, LLC and CEO,           5       Non-Executive
301 Commerce Street           Chairman        since 1994;   Texaslearningsystems, LLC since                   Chairman of the
Suite 1600                                    Chairman      1999; Dean, M.J. Neeley School of                 Board of AZZ
Fort Worth, Texas 76102                       since 2004    Business, Texas Christian                         Incorporated, a
                                                            University Business School from                   manufacturing
Age: 62                                                     1987 to 2001.                                     company.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 # OF
                                              TERM OF                                            PORTFOLIOS
                                              OFFICE AND                                         IN FUND
                              POSITION(S)     LENGTH OF                                          COMPLEX
                              HELD WITH       TIME          PRINCIPAL OCCUPATION DURING PAST     OVERSEEN BY  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         THE TRUST       SERVED(1)     FIVE YEARS                           TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Earle A. Shields,  Jr.        Trustee         Since 1994    Consultant; formerly Consultant for       5       Priests Pension
301 Commerce Street                                         NASDAQ Corp. and Vice President,                  Fund of the
Suite 1600                                                  Merrill Lynch & Co., Inc.                         Catholic Diocese of
Fort Worth, Texas 76102                                                                                       Forth Worth, Lay
Age:  84                                                                                                      Workers Pension
                                                                                                              Fund of the
                                                                                                              Catholic Diocese of
                                                                                                              Fort Worth, St.
                                                                                                              Joseph Health Care
                                                                                                              Trust, Catholic
                                                                                                              Schools Trust and
                                                                                                              Catholic Foundation
                                                                                                              of North Texas.
-----------------------------------------------------------------------------------------------------------------------------------
(1) Each  Trustee  holds  office  during the  lifetime  of the Trust  until that individual resigns, retires or is otherwise removed or replaced.


                                              Interested Trustees & Principal Officers

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 # OF
                                              TERM OF                                            PORTFOLIOS
                                              OFFICE AND                                         IN FUND
                              POSITION(S)     LENGTH OF                                          COMPLEX
                              HELD WITH       TIME          PRINCIPAL OCCUPATION DURING PAST     OVERSEEN BY  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         THE TRUST       SERVED(1)     FIVE YEARS                           TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
J. Luther King,               Trustee,        Since 1994    Chairman, President and              5            See below.
Jr. (2)                       President                     Director, Luther King
301 Commerce Street           and Chief                     Capital Management
Fort Worth, Texas 76102       Executive                     Corporation since 1979.
Age:  65                      Officer
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 # OF
                                              TERM OF                                            PORTFOLIOS
                                              OFFICE AND                                         IN FUND
                              POSITION(S)     LENGTH OF                                          COMPLEX
                              HELD WITH       TIME          PRINCIPAL OCCUPATION DURING PAST     OVERSEEN BY  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         THE TRUST       SERVED(1)     FIVE YEARS                           TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OTHER DIRECTORSHIPS:  DK Leasing Corp (private plane),  Employee Retirement Systems of Texas, 4K Land & Cattle Company,  Hunt Forest
Products (lumber),  Ruston Industrial Corp. (forest products),  Investment Company Association of America (trade organization),  JLK
Venture Corp.  (private  equity),  Southwestern  Exposition and  Livestock,  Southwest  JLK,  Texas  Christian  University and Texas
Southwestern  Cattleraisers  Foundation and Tyler  Technologies  (ticker TYL) Board Member and Audit Committee  Member  (information management company for government agencies).

-----------------------------------------------------------------------------------------------------------------------------------
Paul W. Greenwell             Vice President  Since 1996    Principal, Luther King               N/A          N/A
301 Commerce Street                                         Capital Management
Fort Worth, Texas 76102                                     since 2003, Vice
Age:  55                                                    President, Luther King
                                                            Capital Management
                                                            since 1983.

-----------------------------------------------------------------------------------------------------------------------------------
Jacqui Brownfield             Vice President, Since 1994    Vice President and Fund              N/A          N/A
301 Commerce Street           Secretary and                 Administrator
Fort Worth, Texas 76102       Treasurer                     Operations Manager
Age: 44                                                     since 1987, Luther King
                                                            Capital Management.


-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 # OF
                                              TERM OF                                            PORTFOLIOS
                                              OFFICE AND                                         IN FUND
                              POSITION(S)     LENGTH OF                                          COMPLEX
                              HELD WITH       TIME          PRINCIPAL OCCUPATION DURING PAST     OVERSEEN BY  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         THE TRUST       SERVED(1)     FIVE YEARS                           TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Steven R. Purvis              Vice President  Since 2000    Principal, Luther King               N/A          N/A
301 Commerce Street                                         Capital Management
Fort Worth, Texas 76102                                     since 2003, Director of
Age: 40                                                     Research, Luther King
                                                            Capital Management
                                                            since 1996.

-----------------------------------------------------------------------------------------------------------------------------------

(1)  Each Trustee holds office during the lifetime of the Trust until that individual  resigns,  retires or is otherwise  removed or replaced. Each officer holds office for a one-year term, and then may be re-elected by the Board of Trustees annually.

(2)  Mr. King is an "interested person" of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.



     The table below sets forth the compensation paid by the Trust to each of the Trustees of the Trust during the fiscal year ended December 31, 2004:

                                                 COMPENSATION TABLE

                                 Aggregate       Pension or Retirement     Estimated Annual      Total Compensation
                             Compensation from    Benefits Accrued As        Benefits Upon       from Trust Paid to
      Name of Person               Trust         Part of Fund Expenses        Retirement              Trustees
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------
    J. Luther King, Jr.              $      0              $0                     $0                  $        0

DISINTERESTED TRUSTEES
----------------------
      H. Kirk Downey                 $ 14,000              $0                     $0                  $   14,000
   Earle A. Shields, Jr.             $ 14,000              $0                     $0                  $   14,000



         For the fiscal year ending December 31, 2005, Trustees other than Mr. King receive an annual fee of $8,000 plus a meeting fee of $2,500 for each meeting attended in person and $1,000 for each telephonic meeting and are reimbursed for expenses incurred in attending Board meetings.

BOARD INTERESTS IN THE FUNDS

         As of March 31, 2005, the officers and Trustees of the Trust do not own any outstanding shares of the Funds. The Trustees own the following amounts in the Funds:

                                                                                              Aggregate Dollar Range
                                   Small Cap      Value       Growth        Fixed Income       of Equity Securities
Name of Trustee                      Fund         Fund         Fund             Fund              in LKCM Funds
--------------------------------------------------------------------------------------------------------------------
H. Kirk Downey,                      None         None        None           None             $10,001 -$50,000
Independent Trustee

Earle A. Shields, Jr.                None         None        None           None               Over $100,000
Independent Trustee

J. Luther King, Jr.,                 None         None        None           None               Over $100,000
Interested Trustee, President
and Chief Executive Officer


Board Committees
----------------

         The Trust has an Audit Committee, consisting of Messrs. Downey and Shields. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met three times during the most recent fiscal year.

         The Trust also has a Nominating Committee, consisting of Messrs. Downey and Shields. The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust. The Nominating Committee will review shareholders' nominations to fill vacancies on the Board. The Nominating Committee met one time during the most recent fiscal year.

         The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Downey and Shields. The members of the Qualified Legal Compliance Committee are not "interested" persons of the Trust (as defined in the 1940
Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 31, 2005, there are no persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds.
                             PROXY VOTING PROCEDURES

         The Funds have delegated their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Adviser's proxy voting policies are summarized below.

POLICIES OF THE ADVISER

         The Compliance Officer is responsible for administering and overseeing the proxy voting process. The Compliance Officer also will engage and oversee any third-party vendor to review, monitor and/or vote proxies.

         The Adviser has engaged Institutional Shareholder Services ("ISS") as its voting delegate to:

         (1) Research and make voting determinations in accordance with the proxy voting guidelines;
         (2)  Vote and submit proxies in a timely manner;
         (3)  Handle other administrative functions of proxy voting;
         (4) Maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
         (5)  Maintain records of votes cast; and
         (6) Provide recommendations with respect to proxy voting matters in general.

         Notwithstanding the foregoing, the Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser has determined that, except as set forth in the proxy voting guidelines, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect at the time of voting.

         In the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Compliance Officer, in consultation with the Adviser's analyst covering the subject security, shall vote the proxy consistent with the general principles of these Policies and Procedures and in the client's best interest; provided that the analyst and Compliance Officer determine that there is no material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy.

         There may be circumstances under which an analyst believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with

ISS recommendations. When departing from these Policies and Procedures, the Adviser will maintain a record supporting such a vote. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment. The Adviser has hired ISS as its voting delegate. General guidelines indicate how proxies of various types should be voted. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with a third-party vendor's recommendations. When a circumstance arrives where the Adviser believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the guidelines or the third-party recommendations, the Adviser will maintain a record supporting such a vote.

CONFLICTS OF INTEREST

         The Adviser has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Adviser as a result of business conducted by ISS. The Adviser believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices.

         ISS will vote proxies in accordance with the proxy voting guidelines or as ISS recommends. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

         In the unusual circumstance that (1) an analyst believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, or (2) the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the relevant analyst and Compliance Officer will review the proxy and assess the extent to which there may be a material conflict of interest between the Adviser and the client or clients.

         In the event that the analyst and Compliance Officer determine that the voting of the proxy presents a material conflict of interest between the Adviser and the client or clients, the Adviser shall: (i) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy. When material conflicts exist, shares must be voted in the best interest of shareholders.

MORE INFORMATION

         The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 688-LKCM or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Funds' proxy voting policies and procedures are currently available by calling (800) 688-LKCM and will be sent within three business days of receipt of a request.

                               INVESTMENT ADVISER


         The investment adviser of the Funds is Luther King Capital Management Corporation (the "Adviser"). The Adviser is controlled by J. Luther King, Jr. Mr. King is the President, Chief Executive and Manager of the Trust. Under an Investment Advisory Agreement (the "Agreement") with the Funds, the Adviser manages the investment and reinvestment of the Funds' assets, subject to the control and supervision of the Board of Trustees of the Trust. The Adviser is responsible for making investment decisions for the Funds and for placing the Funds' purchase and sale orders. Under the Agreement, the Funds pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter. However, until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse expenses to the extent necessary to keep the total annual operating expenses of the Funds from exceeding their respective caps as shown in the table below.


                                               Advisory Fee       Cap
                                               ------------       ---
          LKCM Aquinas Value Fund                 0.90%          1.50%
          LKCM Aquinas Growth Fund                0.90%          1.50%
          LKCM Aquinas Small Cap Fund             1.00%          1.50%
          LKCM Aquinas Fixed Income Fund          0.60%          0.80%

BOARD CONSIDERATIONS OF ADVISORY AGREEMENT


         The Board considered the approval of the Investment Advisory Agreement between the Trust and the Adviser at a meeting held on March 10, 2005. The Board, including the independent Trustees, considered information provided by the Adviser in response to a request by legal counsel to the Trust and its independent Trustees. In this connection, the Trustees considered, among other matters, the following information:


         1. A description of the principal activities, personnel, services to be provided to the Funds;

         2. Any anticipated economies of scale in relation to the services it provides to the Funds, if available;

         3. A description of the proposed fees, cost analysis and proposed compensation of portfolio managers;

         4. A comparison of the proposed fees with similar funds;

         5. An evaluation of any other benefits to the Adviser or the Funds as a result of their relationship;

         6. Information regarding the Adviser's code of ethics, insider trading policy, proxy voting procedures, and disaster recovery plan, including a description of any material changes thereto.

         In addition, the Trustees considered a detailed memorandum from its legal counsel regarding the Trustees' fiduciary duties in considering the approval of the Advisory Agreement.

         In determining whether to approve the advisory agreement with the Adviser, the Trustees considered the best interests of each Fund separately In each instance, the Trustees considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of similar funds, if available, managed by the Adviser; (3) the Adviser's costs for providing the services and the profitability of the business to the Adviser.

         The Trustees considered the proposed services for the Funds, including how the portfolio managers would pursue each Fund's investment objective. The Trustees considered the Adviser's strategies for equity and fixed income investing and, its procedures to screen and monitor companies to satisfy the Funds' investment philosophy. In addition, the Trustees considered the Adviser's history managing other accounts, the Adviser's compliance efforts and the expected addition of a marketing team. Accordingly, the Trustees determined that the Adviser would provide high-quality services under the Agreement and has the potential to attract new investments, both of which would benefit the Funds and their investors. The Trustees did not consider economies of scale because the Adviser represented that it would be operating the Funds at a loss until they obtained a larger asset base.

         ADDITIONAL CONSIDERATIONS FOR SMALL CAP FUND

         In considering the approval of the Advisory Agreement as it relates to the Small Cap Fund, the Trustees considered the following additional factors:
(1) the Adviser's performance managing a similar fund exceeded the fund's benchmarks for the one-, five- and ten-year periods ended December 31, 2004; (2) the Adviser's small cap composite gross of fees outperformed the Russell 2000 Index over short- and long-term time periods; (3) although the proposed advisory fee would be higher than the average fee for similar funds tracked by Lipper, Inc. ("Lipper"), the Fund's total expense ratio (after the voluntary cap) would be less than the Lipper peer group; (4) the proposed advisory fee is higher than a similar fund managed by the Adviser; and (5) the growing name recognition of the Adviser's other Funds, particularly the LKCM Small Cap Equity Fund, among institutional investors.

         Accordingly, the Trustees determined that the Small Cap Fund likely would benefit from its relationship with the Adviser. The Trustees determined that the Adviser's experience and performance record managing similar accounts would be advantageous to the Small Cap Fund and its shareholders. The Trustees also determined that the proposed fees were reasonable relative to industry averages and in light of the increased responsibility of the Adviser to proactively monitor the Fund's portfolio to assure consistency with its investment philosophy. The Trustees further concluded that the Fund had potential to attract growth in assets due to the Adviser's name recognition.

         ADDITIONAL CONSIDERATIONS FOR GROWTH FUND

         In considering the approval of the Advisory Agreement as it relates to the Growth Fund, the Trustees considered the following additional factors: (1) the Adviser's favorable performance for the three- and five-year periods ended December 31, 2004 relative to the S&P 500 Index managing an equity fund; (2) although the proposed advisory fee would be higher than the average fee for similar funds tracked by Lipper, the Fund's total expense ratio (after the voluntary cap) would be less than the Lipper peer group; (3) the proposed advisory fee is higher than a similar fund managed by the Adviser; (4) the growing name recognition of the Adviser's other Funds among institutional investors.

         Accordingly, the Trustees determined that the Growth Fund likely would benefit from its relationship with the Adviser. The Trustees determined that the Adviser has substantial experience managing equity portfolios and an established track record, which could be advantageous to investors in the Growth Fund and its shareholders. The Trustees determined that the fees were reasonable relative to industry averages and in light of the increased responsibility of the Adviser to proactively monitor the Fund's portfolio to assure consistency with its investment philosophy. The Trustees further determined that the Fund had potential to attract growth in assets due to the Adviser's name recognition.

         ADDITIONAL CONSIDERATIONS FOR VALUE FUND

         In considering the approval of the Advisory Agreement as it relates to the Value Fund, the Trustees considered the following additional factors: (1) although the proposed advisory fee would be higher than the average fee for similar funds tracked by Lipper, the Fund's total expense ratio (after the voluntary cap) would be less than the Lipper peer group; (2) the proposed advisory fee is higher than a similar fund managed by the Adviser; and (3) the growing name recognition of the Adviser's other Funds among institutional investors.

         Accordingly, the Trustees determined that the Value Fund likely would benefit from its relationship with the Adviser. Since the Adviser has not managed a comparable value style portfolio, the Trustees did not consider any prior performance. However, the Trustees did consider that the Adviser has experience selecting undervalued stocks for other equity portfolios and, thus, concluded that this experience may positively impact the Value Fund and its shareholders. Also, the Trustees determined that the fees were reasonable relative to industry averages and in light of the increased responsibility of the Adviser to proactively monitor the Fund's portfolio to assure consistency with its investment philosophy. The Trustees further determined that the Fund had potential to attract growth in assets due to the Adviser's name recognition.

         ADDITIONAL CONSIDERATIONS FOR FIXED INCOME FUND

         In considering the approval of the Advisory Agreement as it relates to the Fixed Income Fund, the Trustees considered the following additional factors:
(1) the Adviser's performance managing a similar fund underperformed that fund's benchmark index for time periods ended December 31, 2004 due to that fund's duration being below the benchmark in anticipation of rising interest rates according to the Adviser; (2) although the proposed advisory fee would be higher than the average fee for similar funds tracked by Lipper, the Fund's total expense ratio (after the voluntary cap) would be less than the Lipper peer group; (3) the proposed advisory fee is higher than a similar fund managed by the Adviser and (4) the growing name recognition of the Adviser's other Funds, including the LKCM Fixed Income Fund among the Adviser's other clients.

         Accordingly, the Trustees determined that the Fixed Income Fund likely would benefit from its relationship with the Adviser. The Trustees determined that the Adviser's experience managing a similar fund could be advantageous to the Fixed Income Fund. The Trustees determined that the fees were reasonable relative to industry averages and in light of the increased responsibility of the Adviser to proactively monitor the Fund's portfolio to assure consistency with its investment philosophy. The Trustees also determined the Fund had potential to attract growth in assets due to the Adviser's name recognition.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Funds. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research services provided by the broker effecting the transaction. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various clients, including the Funds, although not all of these services are necessarily useful and of value in managing the Funds.

         It is not the Adviser's practice to allocate brokerage or principal business on the basis of sales of shares that may be made through intermediary brokers or dealers. However, the Adviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients. The Adviser does not have an affiliated broker, therefore it has not performed any affiliated brokerage transactions.

         Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by the Adviser.

                               PORTFOLIO MANAGERS

         The portfolio managers listed below have responsibility for the day-to-day management of accounts for the Funds. The information listed below is as of December 31, 2004.

-----------------------------------------------------------------------------------------------------------------------
                  NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT    NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                           TYPE                             ADVISORY FEE IS PERFORMANCE BASED
-----------------------------------------------------------------------------------------------------------------------
                    Registered        Other Pooled       Other Accounts       Registered    Other Pooled       Other
                    Investment         Investment                             Investment     Investment      Accounts
                     Companies          Vehicles                              Companies       Vehicles

-----------------------------------------------------------------------------------------------------------------------
J. Luther                8                  1                  142               N/A             N/A            N/A
King, Jr.          $640,627,092       $170,253,920       $2,035,326,711
                -------------------------------------------------------------------------------------------------------
Paul W.                  5                 N/A                 147               N/A             N/A            N/A
Greenwell          $192,135,324                           $636,958,443
                -------------------------------------------------------------------------------------------------------
Steven R.                3                 N/A                  6                N/A             N/A            N/A
Purvis             $402,247,983                            $60,135,814
-----------------------------------------------------------------------------------------------------------------------
Joan M. Maynard          2                 N/A                 10                N/A             N/A            N/A
                   $139,429,268                            $50,138,988
-----------------------------------------------------------------------------------------------------------------------
James B. Orser           1                 N/A                 72                N/A             N/A            N/A
                    $58,434,032                           $142,495,850
-----------------------------------------------------------------------------------------------------------------------
Mark L. Johnson          2                 N/A                 31                N/A             N/A            N/A
                   $139,429,268                            $17,335,039
-----------------------------------------------------------------------------------------------------------------------

CONFLICTS OF INTEREST

            The portfolio managers are responsible for managing the Funds and other accounts, including employee benefit plans, pension plans, endowments and high-net worth individuals. These accounts may have investment objectives, strategies and risk profiles that differ from those of the Funds. The portfolio managers make investment decisions for each account based on its policies, practices and other relevant considerations. Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or a Fund, which may affect the performance of that security across accounts. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. The Adviser's goal is to meet its fiduciary obligations to treat all clients fairly and provide high quality investment services to all its clients. Thus, the Adviser has developed a variety of policies and procedures reasonably designed to mitigate these conflicts.

COMPENSATION

         As an independent firm, the Adviser has full control over its compensation structure. The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Each member of the professional staff is provided a salary. They also are eligible to participate in the Adviser's profit sharing plan. The majority of compensation is derived from bonuses, which is discretionary and based on individual merit as well as success of the Adviser in any given year.

Criteria for individual bonuses include stock selection, investment performance, portfolio management. There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual.

OWNERSHIP OF SECURITIES

------------------------------------------------------------------------------------------------------------------
                          Small Cap Fund         Growth Fund             Value Fund             Fixed Income Fund
------------------------------------------------------------------------------------------------------------------
J. Luther King, Jr.       None                   None                    None                   None

------------------------------------------------------------------------------------------------------------------
Paul W. Greenwell         None                   None                    None                   None

------------------------------------------------------------------------------------------------------------------
Steven R. Purvis          None                   None                    None                   None

------------------------------------------------------------------------------------------------------------------
Joan M. Maynard           None                   None                    None                   None

------------------------------------------------------------------------------------------------------------------
James B. Orser            None                   None                    None                   None

------------------------------------------------------------------------------------------------------------------
Mark L. Johnson           None                   None                    None                   None

------------------------------------------------------------------------------------------------------------------

                               PORTFOLIO TURNOVER

         Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                                    CUSTODIAN

         As custodian of the Funds' assets, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.

                                  ADMINISTRATOR

         Pursuant to a Fund Administration Agreement, U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides each Fund with administrative services pursuant to a Fund

Administration Agreement. The services under this Agreement are subject to the supervision of the Board of Trustees of the Trust and officers, and include day-to-day administration of matters necessary to the Funds' operations, maintenance of their records, preparation of reports, compliance testing of the Funds' activities, and preparation of periodic updates of the registration statement under federal and state laws. For administration services, USBFS receives from each Fund a fee, calculated daily and paid monthly.

                        Fee for first $200 million      Next $500 million of       Average daily net assets
                        of average daily net assets   average daily net assets     in excess of $700 million
                        ---------------------------- ---------------------------- ----------------------------
Small Cap Fund                    0.080%                       0.070%                       0.050%
Growth Fund                       0.080%                       0.070%                       0.050%
Value Fund                        0.080%                       0.070%                       0.050%
Fixed Income Fund                 0.080%                       0.070%                       0.050%


TRANSFER AGENT, DIVIDEND-DISBURSING AGENT AND FUND ACCOUNTANT

         USBFS acts as transfer agent, dividend-disbursing agent, and fund accountant for the Funds.

                                   DISTRIBUTOR

         Quasar Distributors, LLC (the "Distributor"), 615 E Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., distributes the Funds' shares. Jacqui Brownfield, an employee of the Adviser and an officer of the Trust, Paul Greenwell, a Vice President of the Trust, David Dowler, Vince Melashenko and Jim Orser, employees of the Adviser, are registered representatives of the Distributor. The Distributor uses its best efforts to distribute the Funds' shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge. The Adviser pays all of the compensation owed to the Distributor. No compensation to the Distributor is paid by the Funds.

                                DISTRIBUTION PLAN

         The Board has adopted the Adviser Class Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Pursuant to this Plan, each Fund can pay up to an aggregate maximum of 1.00% per annum of its average daily net assets for actual expenses incurred in the distribution and promotion of its shares, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses. The Board of Trustees has authorized payments under the Plan at an annual rate of 0.25% of each Fund's average daily net assets, except for the Fixed Income Fund.

         Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan, and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Interests of Certain Persons
----------------------------

         With the exception of the Adviser, in its capacity as the Funds' investment adviser, no "interested person" of the Funds, as defined in the 1940 Act, and no trustee of the Trust who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.

                                 CODE OF ETHICS

         The Trust and the Adviser have each adopted a written Code of Ethics. The Code of Ethics governs the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Funds. The Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interest of the Funds.

                         PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

         PURCHASING SHARES WITH LIQUID SECURITIES. Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market. These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment. Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund's shares, if such assets were included in the Fund's assets at the time of purchase.

         AUTOMATIC INVESTMENT PROGRAM. The Automatic Investment Program permits investors who own shares of a Fund with a value of $5,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investors. Provided the investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor's checking or savings account. The financial institution must be a member of the Automatic Clearing House network. There is no charge for this service. A $25 fee will be charged by the Transfer Agent if there are insufficient funds in the investor's bank account at the time of the scheduled transaction. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

         The Automatic Investment Program is one means by which an investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.


         To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form. Please call the Trust at 800-688-LKCM if you have questions. An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing five days prior to the effective date of the next transaction. A request to change bank information for this program requires a signature guarantee. The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An investor may also implement the Dollar Cost Averaging method on his or her own initiative or through other entities.


PRICING OF SHARES

         Shares of the Funds are sold on a continual basis at the net asset value per share next computed following acceptance of an order by a Fund. A Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of normal trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities using the Nasdaq Stock Market will use the NASDAQ Official Closing Price (the " NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.


         Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using net foreign exchange quotations received from independent dealers at the time of valuation. Unlisted foreign securities are valued at fair value as determined in accordance with policies established by the Board of Trustees.

         Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.


PORTFOLIO HOLDINGS INFORMATION

         It is the policy of LKCM Funds to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds. No information concerning the portfolio holdings of the Funds may be disclosed to any person except as provided below.


         The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosure of the Funds' complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. In addition, each Fund also makes available on the Funds' website a complete schedule of its portfolio holdings as of the last business day or each calendar quarter no sooner than 30 days following the end of such quarter. Information contained within Fund Fact Sheets (Top Ten Holdings; Sector Weightings; Turnover Rate: Composition; and Performance) is made publicly available on the website upon completion by Quasar, the Fund's Distributor (generally within 10-15 days after the close of the calendar quarter). The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the end of the most recent calendar quarter, no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

         In addition, the Funds' service providers, including the administrator, custodian, legal counsel and auditors, may receive portfolio holdings information in connection with their services to the Funds. The Funds' service providers have a duty to keep nonpublic information about the Funds confidential based on existing laws and due to the nature of their roles with the Funds. An officer of the Adviser or the Chief Compliance Officer of the Funds may distribute (or authorize the Funds' administrator to distribute) portfolio holdings to rating and ranking agencies for a legitimate business purpose on a quarterly basis. This information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Funds. The Funds' Chief Compliance Officer may waive certain of the requirements of this policy. The Funds' Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Funds' policy.


         The Funds' Chief Compliance Officer will report any violations of these policies to the Funds' Board of Trustees on a quarterly basis. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

         Any conflict between the interests of the shareholders and the interests of the Adviser, the Funds' principal distributor or any of its affiliates, will be reported to the Board, which will make a determination that is in the best interests of the shareholders.

EXCHANGES

         Each Fund may exchange shares for shares of another LKCM Fund.

                               REDEMPTIONS IN KIND

         The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the applicable Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such "in-kind" redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under "Pricing of Shares," and such valuation will be made as of the same time the redemption price is determined.

                                    TAXATION

TAXATION OF THE FUNDS


         Each Fund - which is treated as a separate corporation for federal tax purposes -- intends to continue to qualify annually for treatment as a
"regulated investment company" under Subchapter M of the Code ("RIC"). That qualification requires each Fund to satisfy certain diversification, source-of-income, and distribution requirements each taxable year; in particular, the latter requires that each Fund distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) ("Distribution Requirement"). If so qualified, a Fund will not be liable for federal income tax to the extent it distributes net earnings and realized net gains to its shareholders on a timely basis.

         If a Fund fails to qualify for treatment as a RIC for any taxable year, it would be treated as a regular corporation for federal tax purposes and would be taxed on the full amount of its investment company taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes any distributions that it made to its shareholders would be taxable to them as ordinary income to the extent of its earnings and profits (with no part treated as a capital gain distribution), except for the part of those dividends that is "qualified dividend income" (described in the Prospectus), which is subject to a maximum federal income tax rate of 15%. This treatment would increase the cost of investing in that Fund for shareholders and would make it more economical for shareholders to invest directly in securities it held instead of investing indirectly in those securities through the Fund.


         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year ending on October 31 of that year, plus certain other amounts.

         Hedging strategies, such as entering into Forward Contracts and writing (selling) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and Forward Contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement to qualify as a RIC.


         Certain futures, foreign currency contracts and "nonequity" options (i.e., certain listed options, such as those on a "broad~based" securities index) in which all Funds may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purpose of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.


         If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


         The Fixed Income Fund may acquire zero-coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, a Fund must include in its gross income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because that Fund annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from that Fund's cash assets or from the proceeds of sales of its portfolio securities, if necessary. That Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

         INVESTMENTS IN FOREIGN Securities. Dividends and interest a Fund receives on foreign securities, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


         The  Funds  may  invest in the  stock of  "passive  foreign  investment
companies"   ("PFICs").   A  PFIC  is  any  foreign  corporation  (with  certain
exceptions) that, in general, meets either of the following tests:

                  (1) at least 75% of its gross income for the taxable year is passive or

                  (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.

         Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" mentioned above.

         If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to its shareholders -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


         Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.


         Gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses will increase or decrease the amount of investment company taxable income available to a Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Funds' independent registered public accounting firm, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services.


                              FINANCIAL HIGHLIGHTS



         Each Fund is newly organized and has adopted the financial  information
of  the  predecessor   funds,  which  is  included  in  the  Prospectus  and  is
incorporated by reference into this SAI.

                                   APPENDIX A

DESCRIPTION OF BOND RATINGS

          Excerpts from Moody's Investors Service, Inc. Corporate Bond Ratings:

         AAA: judged to be the best quality; carry the smallest degree of investment risk; AA: judged to be of high quality by all standards; A: possess many favorable investment attributes and are to be considered as higher medium grade obligations; BAA: considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured; BA, B: protection of interest and principal payments is questionable.

         CAA: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

          Excerpts from Standard & Poor's Corporation Corporate Bond Ratings:

          AAA: highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA: also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A: regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB: regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investments.

         BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Excerpts from Fitch IBCA, Duff & Phelps Corporate Bond Ratings:

         AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "-,+".

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C: Bonds are in imminent default in payment of interest or principal.


         DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on the bonds, and "D" represents the lowest potential for recovery.

         PLUS (+) MINUS(-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

                                   LKCM FUNDS

                            PART C. OTHER INFORMATION


ITEM 23.    EXHIBITS

(a)  Agreement and Declaration of Trust(1)

(i)  Amended Agreement and Declaration of Trust (2) (b) By-Laws(1)

     (i) Amended By-Laws(2)

(c)       Not applicable

(d)       Investment Advisory Agreement dated June 21, 1994(1)

     (i) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the Small Cap Equity Fund dated June 21, 1994(1)

     (ii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund dated December 5, 1995(1)

     (iii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund dated December 30, 1997(3)

     (iv) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund dated December 30, 1997(3)

     (v) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund dated December 30, 1997(3)

     (vi) Amended Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund(2)

     (vii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Aquinas Funds - filed herewith

(e)  Distribution Agreement between LKCM Funds and Quasar Distributors, LLC(6)

     (i)  Amendment to Distribution Agreement(7)

     (ii) Amendment to Distribution Agreement - filed herewith

(f)      None

(g) Custodian Servicing Agreement between LKCM Funds and Firstar Bank, N.A. dated September 10, 1997(1)

     (i) Fee Schedule to the Custodian Servicing Agreement with respect to the LKCM Balanced Fund and LKCM Fixed Income Fund dated December 30, 1997(3)

     (ii) Global Custody Agreement between The Chase Manhattan Bank, Firstar Bank, N.A. and LKCM Fund on behalf of its LKCM International Fund dated December 31, 1997(3)

     (iii) Custodian Agreement between LCKM Funds and Northern Trust Company(8)

     (iv) Amendment to the Custodian Servicing Agreement - filed herewith

(h) Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated September 10, 1997(1)

     (i) Fee Schedule to the Fund Administration Servicing Agreement with respect to the LKCM Balanced Fund and LKCM Fixed Income Fund dated December 30, 1997(3)

     (ii) Fee Schedule to the Fund Administration Servicing Agreement with respect to the LKCM International Fund dated December 30, 1997(3)

     (iii) Sub-Administration Agreement among LKCM Funds, U.S. Bancorp Fund Services, LLC and SEI (8)

     (iv) Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated September 10, 1997(1)

     (v)  Fee Schedule to the Fund Accounting  Servicing  Agreement with respect
          to  the  LKCM  Balanced   Fund,   LKCM  Fixed  Income  Fund  and  LKCM
          International Fund dated December 30, 1997(3)

     (vi) Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services dated September 10, 1997(1)

     (vii) Fee Schedule to the Transfer Agent  Servicing  Agreement with respect
          to  the  LKCM  Balanced   Fund,   LKCM  Fixed  Income  Fund  and  LKCM
          International Fund dated December 30, 1997(3)

     (viii)Master-Feeder Participation Agreement(2)

     (ix) Power of Attorney(6)

     (x)  Amendment to Transfer Agent Agreement(7)

     (xi) Amendment to Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC - filed herewith

     (xii) Amendment to Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC - filed herewith

     (xiii) Amendment to Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC - filed herewith

(i)  Opinion of Kirkpatrick & Lockhart, LLP - filed herewith

(j)  Consent of Deloitte & Touche LLP - filed herewith

(k)  None

(l)  Purchase Agreement dated June 6, 1994(1)

(m)  LKCM Fund Distribution Plan

     (i) LKCM Fund Distribution Plan: Balanced Fund, International Fund, and Fixed Income Fund, and Institutional Classes Small Cap Equity Fund and Equity Fund(1)

     (ii) LKCM Fund Distribution Plan: Adviser Class of Small Cap Equity Fund and Equity Fund(7)

     (iii) Amendment to LKCM Fund Adviser Class Distribution Plan - filed herewith

(n)  Rule 18f-3 Multiple Class Plan(7)

(o)  Reserved

(p)  Code of Ethics of LKCM Funds

     (i) Code of Ethics of Luther King Capital Management Corporation - filed herewith

     (ii) Code  of  Ethics   of  TT   International   Investment   Management(4)

     ----------------------------------
     (1) Incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on October 14, 1997.

     (2) Incorporated by reference from Post Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on September 29, 2000.

     (3) Incorporated by reference from Post Effective Amendment No. 8 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on February 27, 1998.

     (4) Incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 28, 2000.

     (5) Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2001.

     (6) Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

     (7) Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement of the Trust, SEC File No. 33-75115, filed previously via EDGAR on February 28, 2003.

     (8) Incorporated by reference from Post-Effective Amendment No. 19 to the Registration Statement of the Trust, SEC File No. 33-75115, filed previously via EDGAR on April 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

     Reference is made to Article VI of the Registrant's Declaration of Trust, incorporated by reference as Exhibit 1 hereto. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Besides serving as investment advisers to private accounts, the Adviser does not currently and has not during the past two years engaged in any other business, profession, vocation, or employment of a substantial nature. Information regarding the business, vocation, or employment of a substantial nature of the Adviser's directors and officers are set forth in the Uniform Application for Investment Adviser ("Form ADV") of the Adviser, as filed with the SEC and incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITERS.

         (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

         Advisors Series Trust                   The Hennessy Funds, Inc.

      Allied Asset Advisors Funds             The Hennessy Mutual Funds, Inc.

          Alpine Equity Trust                    Hotchkis and Wiley Funds

          Alpine Series Trust                   Intrepid Capital Management

          Alpine Income Trust                    Jacob Internet Fund Inc.

     AIP Alternative Strategies Funds           The Jensen Portfolio, Inc.

       Brandes Investment Trust                      Julius Baer Funds

      Brandywine Blue Funds, Inc.                    Kensington Funds

          Brazos Mutual Funds                 Kirr Marbach Partners, Funds, Inc.

             Bridges Fund                          Light Revolution Fund

             Buffalo Funds                              LKCM Funds

         Buffalo Balanced Fund                     Masters' Select Funds

        Buffalo High Yield Fund               Matrix Advisors Value Fund, Inc.

        Buffalo Large Cap Fund                      Monetta Fund, Inc.

        Buffalo Small Cap Fund                         Monetta Trust

       Buffalo U.S. Global Fund                          MP63 Fund

          CCM Advisors Funds                            MUTUALS.com

     CCMA Select Investment Trust                      NorCap Funds

      Country Mutual Funds Trust                      Optimum Q Funds

          Cullen Funds Trust                     Permanent Portfolio Funds

             Everest Funds                        Primecap Odyssey Funds

      First American Funds, Inc.              Professionally Managed Portfolios

     First American Investment Funds, Inc.       Prudent Bear Funds, Inc.

     First American Strategy Funds, Inc.              Purisima Funds

           FFTW Funds, Inc.                            Rainier Funds

        Fort Pitt Capital Funds                        Summit Funds

          Glenmede Fund, Inc.                  TIFF Investment Program, Inc.

        Guinness Atkinson Funds               Trust For Professional Managers

     Harding, Loevner Funds, Inc.                      Wexford Trust


     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

NAME AND PRINCIPAL         POSITION AND OFFICES WITH QUASAR     POSITIONS AND OFFICES WITH
BUSINESS ADDRESS           DISTRIBUTORS, LLC                    REGISTRANT
------------------------------------------------------------------------------------------
James R. Schoenike         President, Board Member              None
Donna J. Berth             Treasurer                            None
Joe Redwine                Board Member                         None
Bob Kern                   Board Member                         None
Eric W. Falkeis            Board Member                         None
Teresa Cowan               Assistant Secretary                  None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c) Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

     Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102 (records relating to its function as investment advisor)

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 (records relating to its function as custodian)

     TT International Investment Management, Martin House, 5 Martin Lane, London EC4R ODP (records relating to its function as sub-adviser of the International Fund from 1997-2000)

     The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245 (records relating to its function as sub-custodian from 1997 - 2000)

ITEM 29.    MANAGEMENT SERVICES

     All management-related services contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485 (b) under the Securities Act and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on the 8th day of July, 2005.


                               By:  /S/ J. LUTHER KING, JR.
                                    --------------------------------------------
                                    J. Luther King, Jr.
                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

NAME                            TITLE                              DATE

J. LUTHER KING, JR.             Trustee, President and Chief       July 8, 2005
---------------------           Executive Officer
J. Luther King, Jr.

H. KIRK DOWNEY *                Chairman                           July 8, 2005
----------------
H. Kirk Downey

EARLE A. SHIELDS, JR. *         Trustee                            July 8, 2005
-----------------------
Earle A. Shields, Jr.

JACQUI BROWNFIELD               Vice President, Treasurer and      July 8, 2005
------------------              Secretary
Jacqui Brownfield



*/S/ JACQUI BROWNFIELD
----------------------------------
By Jacqui Brownfield

Attorney-in-fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

                                   LKCM FUNDS
                                  EXHIBIT INDEX

(d) (vii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Aquinas Funds

(e)  (ii) Amendment to Distribution Agreement

(g)  (iv) Amendment to the Custodian Servicing Agreement

(h) (xi) Amendment to Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC

     (xii) Amendment to Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC

     (xiii) Amendment to Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC

(i)  Opinion of Kirkpatrick & Lockhart, LLP

(j)  Consent of Deloitte & Touche LLP LLP

(m)  (iii) Amendment to LKCM Fund Adviser Class Distribution Plan

(p)  (i) Code of Ethics of Luther King Capital Management Corporation (amended)